As filed with the Securities and Exchange Commission on August 4, 2009.
Registration Nos.

33-88458
811-08946

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No	☐

Post-Effective Amendment No. 45	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 244	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT A

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive,
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices)(Zip Code)

(949) 219-3943
(Depositor’s Telephone Number, including Area Code)

Brandon J. Cage
Assistant Vice President
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☑	on September 1, 2009 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account under Pacific One and Pacific One Select individual flexible premium deferred variable annuity contracts.

Filing Fee: None

SEPARATE ACCOUNT A
FORM N-4
CROSS REFERENCE SHEET

PART A

Item No.		Prospectus Heading
1.	Cover Page	Cover Page

2.	Definitions	TERMS USED IN THIS PROSPECTUS

3.	Synopsis	AN OVERVIEW OF PACIFIC ONE and AN OVERVIEW OF PACIFIC ONE SELECT

4.	Condensed Financial Information	YOUR INVESTMENT OPTIONS — Variable Investment Option Performance; ADDITIONAL INFORMATION — Financial Statements; FINANCIAL HIGHLIGHTS

5.	General Description of Registrant, Depositor and Portfolio Companies	AN OVERVIEW OF PACIFIC ONE and AN OVERVIEW OF PACIFIC ONE SELECT; PACIFIC LIFE AND THE SEPARATE ACCOUNT — Pacific Life, — Separate Account A; YOUR INVESTMENT OPTIONS — Your Variable Investment Options; ADDITIONAL INFORMATION — Voting Rights

6.	Deductions and Expenses	AN OVERVIEW OF PACIFIC ONE and AN OVERVIEW OF PACIFIC ONE SELECT; HOW YOUR INVESTMENTS ARE ALLOCATED — Transfers and Market-timing Restrictions; CHARGES, FEES AND DEDUCTIONS; WITHDRAWALS — Withdrawal Transaction Fees; ADDITIONAL INFORMATION — Sales Commissions

7.	General Description of Variable Annuity Contracts	AN OVERVIEW OF PACIFIC ONE and AN OVERVIEW OF PACIFIC ONE SELECT; PURCHASING YOUR CONTRACT — How to Apply for your Contract; HOW YOUR INVESTMENTS ARE ALLOCATED; ANNUITIZATION — Choosing Your Annuity Option, — Your Annuity Payments; DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS — Death Benefits; OTHER OPTIONAL RIDERS; ADDITIONAL INFORMATION — Voting Rights, — Changes to Your Contract, — Changes to All Contracts, — Inquiries and Submitting Forms and Requests, — Timing of Payments and Transactions

8.	Annuity Period	ANNUITIZATION

9.	Death Benefit	DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS

10.	Purchases and Contract Value	AN OVERVIEW OF PACIFIC ONE and AN OVERVIEW OF PACIFIC ONE SELECT; PURCHASING YOUR CONTRACT; HOW YOUR INVESTMENTS ARE ALLOCATED; PACIFIC LIFE AND THE SEPARATE ACCOUNT — Pacific Life

11.	Redemptions	AN OVERVIEW OF PACIFIC ONE and AN OVERVIEW OF PACIFIC ONE SELECT; CHARGES, FEES AND DEDUCTIONS; WITHDRAWALS; ADDITIONAL INFORMATION — Timing of Payments and Transactions

12.	Taxes	CHARGES, FEES AND DEDUCTIONS — Premium Taxes; WITHDRAWALS — Optional Withdrawals, — Tax Consequences of Withdrawals; FEDERAL TAX ISSUES

13.	Legal Proceedings	Not Applicable

14.	Table of Contents of the Statement of Additional Information	CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

PART B

Item No.		Statement of Additional Information Heading

15.	Cover Page	Cover Page

16.	Table of Contents	TABLE OF CONTENTS

17.	General Information and History	Not Applicable

18.	Services	Not Applicable

19.	Purchase of Securities Being Offered	THE CONTRACTS AND THE SEPARATE ACCOUNT — Calculating Subaccount Unit Values, — Systematic Transfer Programs

20.	Underwriters	DISTRIBUTION OF THE CONTRACTS — Pacific Select Distributors, Inc.

21.	Calculation of Performance Data	PERFORMANCE

22.	Annuity Payments	THE CONTRACTS AND THE SEPARATE ACCOUNT — Variable Annuity Payment Amounts

23.	Financial Statements	FINANCIAL STATEMENTS

PART C

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS
(Included in Registrant’s Form N-4/B, File No. 033-88458, Accession No. 0000892569-09-000422, filed on April 20, 2009, and incorporated by reference herein.)

STATEMENT OF ADDITIONAL INFORMATION
(Included in Registrant’s Form N-4/B, File No. 033-88458, Accession No. 0000892569-09-000422, filed on April 20, 2009, and incorporated by reference herein.)

Supplement dated September 1, 2009 to the Prospectus dated May 1, 2009 for the
Pacific Voyages, Pacific Value, Pacific Value Edge, Pacific Innovations Select, Pacific Odyssey, Pacific One Select, Pacific One, Pacific Portfolios and Pacific Innovations variable annuity contracts issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2009, as supplemented. The changes in this supplement are effective September 1, 2009, unless otherwise noted below.

Effective October 1, 2009, all references in the Prospectus to the current or annual charge percentage for the following optional living benefit riders will change to the following:

Flexible Lifetime Income Plus (Single)	1.50%
Flexible Lifetime Income Plus (Joint)	1.75%
Foundation 10	1.50%
Income Access	0.75%
Guaranteed Protection Advantage 3 (GPA 3)	0.95%

On November 20, 2009, there will be a Class Conversion concerning the GE Investments Total Return Fund.

The Board of Directors of the GE Investments Total Return Fund approved the conversion of the GE Investments Total Return Class 4 shares into GE Investments Total Return Class 3 shares (“the Conversion”). The Conversion will take place on November 20, 2009. The transfer of Account Value from Class 4 to Class 3 on the Conversion date will not count as a transfer in relation to the limitations outlined in the HOW YOUR INVESTMENTS ARE ALLOCATED — Transfers and Market-timing Restrictions — Transfers subsection.

Any systematic transfers, systematic withdrawals or systematic Purchase Payments involving the GE Investments Total Return Class 4 Investment Option will be carried over to the GE Investments Total Return Fund Class 3 Investment Option, unless you instruct us otherwise.

All references in the Prospectus to the GE Investments Total Return Fund Class 4 Investment Option will be changed to GE Investments Total Return Fund Class 3.

The portfolio manager of the Floating Rate Loan portfolio is going to change.

The manager of the Floating Rate Loan portfolio is expected to change during the third quarter of 2009 from Highland Capital Management, L.P. to Highland Funds Asset Management, L.P. All references to the Floating Rate Loan portfolio manager in the Prospectus will be changed accordingly.

The STATE CONSIDERATIONS section is amended as follows:

Optional Living Benefit Riders

For the Flexible Lifetime Income Rider (Joint) and Foundation 10 Rider issued in the state of Washington, the annual rider charge is the current charge percentage multiplied by the Contract Value.

Part C: OTHER INFORMATION

     Item 24. Financial Statements and Exhibits

(a)	Financial Statements

Part A: None

Part B:

(1)	Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2008 and for each of the periods presented which are incorporated by reference from the 2008 Annual Report include the following for Separate Account A:

Statements of Assets and Liabilities
Statements of Operations
Statements of Changes in Net Assets
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm

(2)	Depositor’s Financial Statements

Audited Consolidated Financial Statements dated as of December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, included in Part B include the following for Pacific Life:

Independent Auditors’ Report
Consolidated Statements of Financial Condition
Consolidated Statements of Operations
Consolidated Statements of Stockholder’s Equity
Consolidated Statements of Cash Flows
Notes to Consolidated Financial Statements

(b)	Exhibits

1.	(a)	Resolution of the Board of Directors of the Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A1

	(b)	Memorandum Establishing Two New Variable Accounts — Aggressive Equity and Emerging Markets Portfolios[3]

	(c)	Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws[5]

2.	Not applicable

3.	(a)	Distribution Agreement between Pacific Mutual Life and Pacific Select Distributors, Inc., (PSD)[3]

	(b)	Form of Selling Agreement between Pacific Life, PSD and Various Broker-Dealers[26]

4.	(a)	(1)	Form of Individual Flexible Premium Deferred Variable Annuity Contract[2]

		(2)	Form of Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-13100)[11]

		(3)	Form of Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-1107)[26]

		(4)	Deletion of Transfer and Withdrawal Fee Endorsement (Form No. 15-1129)[26]

		(5)	Form of Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-1128)[27]

	(b)	Qualified Plan Loan Endorsement [1]

	(c)	Qualified Pension Plan Rider[1]

	(d)	(1)	403(b) Tax-Sheltered Annuity Rider[15]

		(2)	403(b) Tax-Sheltered Annuity Rider (Form No. 20-1156)[34]

	(e)	Section 457 Plan Rider[1]

	(f)	Endorsement for 403(b) Texas Optional Retirement Program (ORP)[1]

	(g)	Qualified Plan Loan Endorsement[1]

	(h)	Individual Retirement Annuity Rider (Form No. 20-18900)[16]

	(i)	Roth Individual Retirement Annuity Rider (Form No. 20-19000)[16]

	(j)	SIMPLE Individual Retirement Annuity Rider (Form No. 20-19100)[16]

	(k)	Qualified Retirement Plan Rider[15]

	(l)	(1)	Enhanced Guaranteed Minimum Death Benefit Rider (Form No. 21-110299)[10]

		(2)	Enhanced Guaranteed Minimum Death Benefit Rider (Form No. 20-18100)[16]

	(m)	Stepped-Up Death Benefit Rider (Form No. 20-13500)[10]

	(n)	(1)	Premier Death Benefit Rider (Form No. 20-13600)[10]

		(2)	Premier Death Benefit Rider (Form No. 20-18000)[16]

	(o)	Guaranteed Earnings Enhancement (EEG) Rider (Form No. 20-14900)[11]

	(p)	Form of Guaranteed Protection Advantage (GPA) Rider (Form No. 20-16200)[13]

	(q)	Form of Guaranteed Protection Advantage 5 (GPA5) Rider (Form No. 20-19500)[17]

	(r)	(1)	Income Access Rider (Form No. 20-19808)[17]

		(2)	Form of Income Access Rider (Form No. 20-1104)[20]

		(3)	Income Access Endorsement (Form No. 15-1122)[24]

		(4)	Form of Excess Withdrawal Endorsement (Form No. 15-1152C)[32]

	(s)	Form of DCA Plus Fixed Option Rider (Form No. 20-1103)[19]

	(t)	Form of Guaranteed Income Advantage II Rider (Form No. 20-1109)[20]

	(u)	Form of Guaranteed Income Advantage 5 Rider (Form No. 20-1102)[20]

	(v)	Guaranteed Income Annuity Rider (Form No. 20-1118)[21]

	(w)	(1)	Guaranteed Withdrawal Benefit Rider (Form No. 20-1119); also known as Income Access Plus Rider[21]

		(2)	Guaranteed Withdrawal Benefit Endorsement (Form No. 15-1123)[24]

		(3)	Form of Excess Withdrawal Endorsement (Form No. 15-1152E)[33]

	(x)	(1)	Enhanced Guaranteed Withdrawal Benefit Rider (Form No. 20-1120)[25]

		(2)	Form of Excess Withdrawal Endorsement (Form No. 15-1152A)[33]

	(y)	(1)	5% Guaranteed Withdrawal Benefit Rider (Form No. 20-1131)[28]
		(2)	Form of Excess Withdrawal Endorsement (Form No. 15-1152)[32]

	(z)	(1)	Form of Joint Life 5% Guaranteed Withdrawal Benefit Rider (Form No. 20-1135)[29]

		(2)	Form of Excess Withdrawal Endorsement (Form No. 15-1152B)[32]

	(aa)	Form of Guaranteed Protection Advantage 3 Rider (Form No. 20-1144)[30]

	(bb)	(1) Form of Guaranteed Withdrawal Benefit II Rider (Form No. 20-1146)[30]

		(2)	Form of Excess Withdrawal Endorsement (Form No. 15-1152)[32]

	(cc)	Form of Guaranteed Withdrawal Benefit III Rider (Form No. 20-1153)[32]

	(dd)	Form of Guaranteed Withdrawal Benefit Rider (Form No. 20-1154)[32]

	(ee)	Form of Joint Life Guaranteed Withdrawal Benefit Rider (Form No. 20-1155)[32]

	(ff)	Form of Core Withdrawal Benefit Rider (Form No. 20-1162)[35]

5.	(a)	(1)	Variable Annuity Application (Form No. 25-12310)[9]

		(2)	Variable Annuity Application (Form No. 25-13100)[10]

	(b)	Variable Annuity PAC APP[1]

	(c)	Application/Confirmation Form[7]

	(d)	Form of Guaranteed Earnings Enhancement (EEG) Rider Request Application[11]

	(e)	Form of Guaranteed Protection Advantage (GPA) Rider Request Form (Form No. 55-16600)[13]

	(f)	Form of Guaranteed Protection Advantage 5 Rider Request Form (Form No. 2311-3A)[17]

	(g)	Form of Income Access Rider Request Form (Form No. 2315-3A)[17]

	(h)	Form of Portfolio Optimization Rider Request Form (Form No. 2311-5A)[21]

	(i)	Form of Portfolio Optimization Enrollment/Rider Request Form (Form No. 2150-5B)[23]

	(j)	Portfolio Optimization Enrollment/Rider Request Form (Form No. 2150-6B)[26]

6.	(a)	Pacific Life’s Articles of Incorporation[5]

	(b)	By-laws of Pacific Life[5]

	(c)	Pacific Life’s Restated Articles of Incorporation[26]

	(d)	By-laws of Pacific Life As Amended September 1, 2005[26]

7.		Form of Reinsurance Agreement[31]

8.	(a)	Pacific Select Fund Participation Agreement[12]

	(b)	Addendum to Pacific Select Fund Participation Agreement (to add Strategic Value and Focused 30 Portfolios)[12]

	(c)	Addendum to Pacific Select Fund Participation Agreement (to add nine new Portfolios)[12]

	(d)	Addendum to Pacific Select Fund Participation Agreement (to add the Equity Income and Research Portfolios)[15]

	(e)	Fund Participation Agreement Between Pacific Life Insurance Company, Pacific Select Distributors, Inc., American Funds Insurance Series, American Funds Distributors, and Capital Research and Management Company.[22]

	(f)	Form of Exhibit B to the Pacific Select Fund Participation Agreement (to add International Small-Cap and Diversified Bond)[26]

	(g)	Form of AllianceBernstein Variable Products Series Fund, Inc. Participation Agreement[32]

	(h)	Form of BlackRock Variable Series Fund, Inc. Participation Agreement[32]

	(i)	Form of Franklin Templeton Variable Insurance Products Trust Participation Agreement[32]

	(j)	Form of AllianceBernstein Investments, Inc. Administrative Services Agreement[32]

	(k)	Form of BlackRock Distributors, Inc. Administrative Services Agreement[32]

	(l)	Form of Franklin Templeton Services, LLC Administrative Services Agreement[32]

	(m)	Form of AIM Variable Insurance Funds Participation Agreement[34]

	(n)	Form of Invesco Aim Distributors, Inc. Distribution Services Agreement[34]

	(o)	Form of Invesco Aim Advisors, Inc. Administrative Services Agreement[34]

	(p)	Form of GE Investments Funds, Inc. Participation Agreement[34]

	(q)	Form of GE Investment Distributors, Inc. Distribution and Services Agreement[34]

	(r)	Form of Van Kampen Life Investment Trust Participation Agreement[34]

	(s)	Form of Van Kampen Funds, Inc. Shareholder Service Agreement[34]

	(t)	Form of Van Kampen Asset Management Administrative Services Letter Agreement[34]

9.	Opinion and Consent of legal officer of Pacific Mutual Life as to the legality of Contracts being registered.[1]

10.	Consent of Independent Registered Public Accounting Firm and Consent of Independent Auditors[36]

11.	Not applicable

12.	Not applicable

13.	Powers of Attorney[36]

[1]	Included in Registrant’s Form N-4/A, Accession No. 0000898430-95-002620 filed on October 19, 1995 and incorporated by reference herein.

[2]	Included in Registrant’s Form N-4/A, Accession No. 0000898430-95-002620 filed on December 13, 1995 and incorporated by reference herein.

[3]	Included in Registrant’s Form N-4/B, Accession No. 0000898430-96-001094 filed on March 29, 1996 and incorporated by reference herein.

[4]	Included in Registrant’s Form N-4/B, Accession No. 0001017062-97-000787 filed on April 30, 1997 and incorporated by reference herein.

[5]	Included in Registrant’s Form N-4/B, Accession No. 0001017062-98-000939 filed on April 29, 1998 and incorporated by reference herein.

[6]	Included in Registrant’s Form N-4/B, Accession No. 0001017062-99-000758 filed on April 29, 1999 and incorporated by reference herein.

[7]	Included in Registrant’s Form N-4/B, Accession No. 0001017062-00-000581, filed on February 29, 2000 and incorporated by reference herein.

[8]	Included in Registrant’s Form N-4/B, Accession No. 0001017062-00-000957, filed on April 21, 2000 and incorporated by reference herein.

[9]	Included in Registrant’s Form N-4/B, Accession No. 0001017062-00-002448, filed on December 7, 2000 and incorporated by reference herein.

[10]	Included in Registrant’s Form N-4/A, Accession No. 0001017062-00-002578, filed on December 28, 2000 and incorporated by reference herein.

[11]	Included in Registrant’s Form N-4/A, Accession No. 0001017062-01-000457, filed on March 2, 2001, and incorporated by reference herein.

[12]	Included in Registrant’s Form N-4/B, Accession No. 0001017062-01-500082, filed on April 25, 2001, and incorporated by reference herein.

[13]	Included in Registrant’s Form N-4/A, Accession No. 0001017062-01-503120, filed on October 25, 2001, and incorporated by reference herein.

[14]	Included in Registrant’s Form N-4/B, Accession No. 0001017062-01-501004, filed on December 28, 2001, and incorporated by reference herein.

[15]	Included in Registrant’s Form N-4/B, File No. 033-88458, Accession No. 0001017062-02-000782 filed on April 30, 2002 and incorporated by reference herein.

[16]	Included in Registrant’s Form N-4/B, File No. 033-88458, Accession No. 0001017062-02-002146 filed on December 18, 2002 and incorporated by reference herein.

[17]	Included in Registrant’s Form N-4/B, File No. 033-88458, Accession No. 0001017062-03-000465 filed on March 18, 2003 and incorporated by reference herein.

[18]	Included in Registrant’s Form N-4/B, File No. 033-88458, Accession No. 0001017062-03-001016 filed on April 30, 2003 and incorporated by reference herein.

[19]	Included in Registrant’s Form N-4/B, File No. 033-88458, Accession No. 0001193125-03-04336 filed on August 28, 2003 and incorporated by reference herein.

[20]	Included in Registrant’s Form N-4/B, File No. 033-88458, Accession No. 0001193125-04-031300 filed on February 27, 2004 and incorporated by reference herein.

[21]	Included in Registrant’s Form N-4/A, File No. 033-88458, Accession No. 0000892569-04-000887 filed on October 15, 2004 and incorporated by reference herein.

[22]	Included in Registrant’s Form N-4/B, File No. 333-93059, as Exhibit 8(e), Accession No. 0000892569-05-000253 filed on April 19, 2005 and incorporated by reference herein.

[23]	Included in Registrant’s Form N-4/B, File No. 033-88458, Accession No. 0000892569-05-000257 filed on April 20, 2005 and incorporated by reference herein.

[24]	Included in Registrant’s Form N-4/B, File No. 033-88458, Accession No. 0000892569-05-000437 filed on June 15, 2005 and incorporated by reference herein.

[25]	Included in Registrant’s Form N-4/A, File No. 033-88458, Accession No. 0000892569-05-000566 filed on August 2, 2005 and incorporated by reference herein.

[26]	Included in Registrant’s Form N-4/B, File No. 033-88458, Accession No. 0000892569-06-000523 filed on April 17, 2006 and incorporated by reference herein.

[27]	Included in Registrant’s Form N-4/B, File No. 033-88458, Accession No. 0000892569-06-000860 filed on July 14, 2006 and incorporated by reference herein.

[28]	Included in Registrant’s Form N-4/A, File No. 033-88458, Accession No. 0000892569-06-001248 filed on October 19, 2006 and incorporated by reference herein.

[29]	Included in Registrant’s Form N-4/B, File No. 033-88458, Accession No. 0000892569-07-000439 filed on April 16, 2007 and incorporated by reference herein.

[30]	Included in Registrant’s Form N-4/A, File No. 333-141135, Accession No. 0000892569-07-001521 filed on December 12, 2007 and incorporated by reference herein.

[31]	Included in Registrant’s Form N-4/B, File No. 033-88458, Accession No. 0000892569-08-000615 filed on April 21, 2008 and incorporated by reference herein.

[32]	Included in Registrant’s Form N-4/A, File No. 333-136597, Accession No. 0000892569-08-000961 filed on July 2, 2008 and incorporated by reference herein.

[33]	Included in Registrant’s Form N-4/B, File No. 033-88458, Accession No. 0000892569-08-001262 filed on September 11, 2008 and incorporated by reference herein.

[34]	Included in Registrant’s Form N-4/B, File No. 033-88458, Accession No. 0000892569-08-001548 filed on December 4, 2008 and incorporated by reference herein.

[35]	Included in Registrant’s Form N-4/A, File No. 333-136597, Accession No. 0000892569-09-000061 filed on February 9, 2009 and incorporated by reference herein.

[36]	Included in Registrant’s Form N-4/B, File No. 033-88458, Accession No. 0000892569-09-000422 filed on April 20, 2009 and incorporated by reference herein.

Item 25. Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life

James T. Morris	Director, Chairman, President and Chief Executive Officer

Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer

Sharon A. Cheever	Director, Senior Vice President and General Counsel

Audrey L. Milfs	Director, Vice President and Secretary

Edward R. Byrd	Senior Vice President and Chief Accounting Officer

Brian D. Klemens	Vice President and Controller

Dewey P. Bushaw	Executive Vice President

Denis P. Kalscheur	Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A.
     The following is an explanation of the organization chart of Pacific Life’s subsidiaries:
Pacific Life is a Nebraska Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company), which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
LEGAL STRUCTURE

	Jurisdiction of	Percentage of
	Incorporation or	Ownership by its
	Organization	Immediate Parent
Pacific Mutual Holding Company	Nebraska
Pacific LifeCorp	Delaware	100
Pacific Life Insurance Company	Nebraska	100
Pacific Life & Annuity Company	Arizona	100
Pacific Select Distributors, Inc.	California	100
Pacific Select, LLC	Delaware	100
Pacific Asset Holding LLC	Delaware	100
Pacific TriGuard Partners LLC #	Delaware	100
Grayhawk Golf Holdings, LLC	Delaware	95
Grayhawk Golf L.L.C.	Arizona	100
Las Vegas Golf I, LLC	Delaware	100
Angel Park Golf, LLC	Nevada	100
CW Atlanta, LLC	Delaware	100
City Walk Towers, LLC	Delaware	100
Kierland One, LLC	Delaware	100
Kinzie Member, LLC	Delaware	100
Parcel B Owner LLC	Delaware	88
Kinzie Parcel A Member, LLC	Delaware	100
Parcel A Owner LLC	Delaware	90
PL/KBS Fund Member, LLC	Delaware	100
KBS/PL Properties, L.P. #	Delaware	99.9
Wildflower Member, LLC	Delaware	100
Epoch-Wildflower, LLC	Florida	99
Confederation Life Insurance and Annuity Company	Georgia	100
Pacific Life Fund Advisors LLC +	Delaware	100
Pacific Alliance Reinsurance Company of Vermont	Vermont	100
Pacific Mezzanine Associates L.L.C.	Delaware	67
Pacific Mezzanine Investors L.L.C. #	Delaware	100
College Savings Bank	New Jersey	100
Pacific Asset Funding, LLC	Delaware	100
PL Trading Company, LLC	Delaware	100
Pacific Life Trade Services, Limited	Hong Kong	100
Pacific Life & Annuity Services, Inc.	Colorado	100
Bella Sera Holdings, LLC	Delaware	100
Pacific Life Re Holdings LLC	Delaware	100
Pacific Life Re Holdings Limited	U.K.	100
Pacific Life Re Services Limited	U.K.	100
Pacific Life Re Limited	U.K.	100
Pacific Alliance Reinsurance Ltd.	Bermuda	100
Aviation Capital Group Corp.	Delaware	100
ACG Acquisition Corporation V	Delaware	100
ACG Acquisition 41 LLC	Delaware	100
ACG Acquisition 42 LLC	Delaware	100
ACG International Ltd.	Bermuda	100
ACG Acquisition Ireland III Limited	Ireland	100
ACG Acquisition Ireland IV Ltd.	Ireland	100
ACG Acquisition Ireland V Ltd.	Ireland	100
ACG Investment Capital Partners LLC	Delaware	50
MAPF Holdings LLC	Delaware	33
ACG Acquisition VI LLC	Nevada	50
ACG Acquisition XIX LLC	Delaware	20
ACG XIX Holding LLC	Delaware	100
Aviation Capital Group Trust	Delaware	100
ACG Acquisition XV LLC	Delaware	100
ACG Acquisition XX LLC	Delaware	100
ACG Acquisition Ireland Limited	Ireland	100
ACG Acquisition Labuan Ltd.	Labuan	100
ACG Acquisitions Sweden AB	Sweden	100
ACG Acquisition (Bermuda) Ltd.	Bermuda	100
ACG Acquisition XXI LLC	Delaware	100
ACG Trust 2004 -1 Holding LLC	Delaware	100
ACG Funding Trust 2004-1	Delaware	100
ACG Acquisition 30746 LLC	Delaware	100
ACG Trust II Holding LLC	Delaware	100
Aviation Capital Group Trust II	Delaware	100
ACG Acquisition XXV LLC	Delaware	100
ACG Acquisition 37 LLC	Delaware	100
ACG Acquisition 38 LLC	Delaware	100
ACG Acquisition Ireland II Limited	Ireland	100
ACG Acquisition (Bermuda) II Ltd.	Bermuda	100
ACG Acquisition XXIX LLC	Delaware	100
ACG Acquisition XXX LLC	Delaware	100
ACG Acquisition 31 LLC	Delaware	100
ACG Acquisition 32 LLC	Delaware	100
ACG Acquisition 33 LLC	Delaware	100
ACG Acquisition 34 LLC	Delaware	100
ACG Acquisition 36 LLC	Delaware	100
ACG Acquisition 39 LLC	Delaware	100
ACGFS LLC	Delaware	100
ACG Acquisition 35 LLC	Delaware	100
Boullioun Aviation Services Inc.	Washington	100
Boullioun Aviation Services (International) Inc.	Washington	100
Boullioun Aircraft Holding Company, Inc.	Washington	100
Boullioun Portfolio Finance III LLC	Nevada	100
ACG Funding 2005-1 Holding LLC	Delaware	100
ACG Funding Trust 2005-1	Delaware	100
ACG III Holding LLC	Delaware	100
ACG Trust III	Delaware	100
RAIN I LLC	Delaware	100
RAIN II LLC	Delaware	100
RAIN III LLC	Delaware	100
RAIN IV LLC	Delaware	100
RAIN V LLC	Delaware	100
RAIN VI LLC	Delaware	100
RAIN VII LLC	Delaware	100
RAIN VIII LLC	Delaware	100
ACG Acquisition 30271 LLC	Delaware	100
ACG Acquisition 30286 LLC	Delaware	100
ACG Acquisition 30744 LLC	Delaware	100
ACG Acquisition 30745 LLC	Delaware	100
ACG Acquisition 30289 LLC	Delaware	100
ACG Acquisition 30293 LLC	Delaware	100
ACG Acquisition 1176 LLC	Delaware	100
0168 Statutory Trust	Connecticut	100
0179 Statutory Trust	Connecticut	100
Bellevue Aircraft Leasing Limited	Ireland	100
Rainier Aircraft Leasing (Ireland) Limited	Ireland	100
ACG Acquisition (Cyprus) Ltd.	Cyprus	100
ACG Acquisition (Bermuda) III Ltd.	Bermuda	100
ACG 2006-ECA LLC	Delaware	100
ACG Acquisition 2692 LLC	Delaware	100
ACG ECA-2006 Ireland Limited	Ireland	100
ACG Acquisition 2987 LLC	Delaware	100
ACG Acquisition 3141 LLC	Delaware	100
ACG Acquisition Aruba NV	Aruba	100
ACG Trust 2006-1 Holding LLC	Delaware	100
ACG Funding Trust 2006-1	Delaware	100
ACG Capital Partners LLC	Delaware	50
Bellevue Coastal Leasing LLC	Washington	100
ACG Capital Partners Ireland Limited	Ireland	100
ACG Acquisition 30288 LLC	Delaware	100
ACGCP Acquisition 979 LLC	Delaware	100

#	Abbreviated structure

+	A Division of Pacific Life Fund Advisors LLC does business as Pacific Asset Management

Item 27. Number of Contractholders

(1)	Pacific One—Approximately	1,968	Qualified

		4,229	Non Qualified

(2)	Pacific One Select—Approximately	7,282	Qualified

		8,478	Non Qualified

Item 28. Indemnification

(a)	The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

(b)	The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers and Agency (Selling Entities) provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Entities, their officers, directors, agents and employees, against any and all losses, claims, damages, or liabilities to which they may become subject under the Securities Act, the Exchange Act, the Investment Company Act of 1940, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the Securities Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature provided by Pacific Life and PSD.

Selling Entities agree to, jointly and severally, hold harmless and indemnify Pacific Life and PSD and any of their respective affiliates, employees, officers, agents and directors (collectively, “Indemnified Persons”) against any and all claims, liabilities and expenses (including, without limitation, losses occasioned by any rescission of any Contract pursuant to a “free look” provision or by any return of initial purchase payment in connection with an incomplete application), including, without limitation, reasonable attorneys’ fees and expenses and any loss attributable to the investment experience under a Contract, that any Indemnified Person may incur from liabilities resulting or arising out of or based upon (a) any untrue or alleged untrue statement other than statements contained in the registration statement or prospectus relating to any Contract, (b) (i) any inaccurate or misleading, or allegedly inaccurate or misleading sales material used in connection with any marketing or solicitation relating to any Contract, other than sales material provided preprinted by Pacific Life or PSD, and (ii) any use of any sales material that either has not been specifically approved in writing by Pacific Life or PSD or that, although previously approved in writing by Pacific Life or PSD, has been disapproved, in writing by either of them, for further use, or (c) any act or omission of a Subagent, director, officer or employee of Selling Entities, including, without limitation, any failure of Selling Entities or any Subagent to be registered as required as a broker/dealer under the 1934 Act, or licensed in accordance with the rules of any applicable SRO or insurance regulator.

Item 29. Principal Underwriters

(a)	PSD also acts as principal underwriter for Pacific Select Variable Annuity Separate Account, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company,

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31. Management Services

Not applicable

Item 32. Undertakings

The registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)	to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

     (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

     (b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of paragraphs(a)-(d) of the Rule have been complied with.

     (c) REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 45 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 4th day of August, 2009.

SEPARATE ACCOUNT A (Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY

By:

James T. Morris*
Director, Chairman, President and Chief Executive Officer

By:	PACIFIC LIFE INSURANCE COMPANY (Depositor)

By:

James T. Morris*
Director, Chairman, President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 45 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

James T. Morris*	Director, Chairman, President and Chief Executive Officer	August 4, 2009

Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	August 4, 2009

Sharon A. Cheever*	Director, Senior Vice President and General Counsel	August 4, 2009

Audrey L. Milfs*	Director, Vice President and Secretary	August 4, 2009

Edward R. Byrd*	Senior Vice President and Chief Accounting Officer	August 4, 2009

Brian D. Klemens*	Vice President and Controller	August 4, 2009

Dewey P. Bushaw*	Executive Vice President	August 4, 2009

Denis P. Kalscheur*	Vice President and Treasurer	August 4, 2009

*By:	/s/ SHARON A. CHEEVER	August 4, 2009

Sharon A. Cheever
as attorney-in-fact

     (Powers of Attorney are contained in Post-Effective Amendment No. 44 of the Registration Statement filed on Form N-4 for Separate Account A, File No. 033-88458 Accession No. 0000892569-09-000422 filed on April 20, 2009, as Exhibit 13).